Empresa Mixta Ecosocialista Siembra Minera, S.A (Details Narrative) $ in Millions	Jun. 30, 2020 USD ($)
Empresa Mixta Ecosocialista Siembra Minera S.a
Siembra Minera beneficial ownership by Venezuela	55.00%
Siembra Minera beneficial ownership by Company	45.00%
Cumulative expenditures associated with Siembra Minera	$ 20.2